U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):

[x ]Form 10-KS [ ]Form 20-F [ ]Form 11-K []Form 10-Q  [ ]Form N-SAR

For Period Ended: December 31, 2011

[ ] Transition Report on Form 10-K

[ ] Transition Report on Form 20-F

[ ] Transition Report on Form 11-K

[ ] Transition Report on Form 10-Q

[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

Read Attached Instruction Sheet Before Preparing Form.  Please Print or Type.

 Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

 If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:  N/A

Part I - Registrant Information

 Full Name of Registrant: United Health Products, Inc.

 Former Name if Applicable:  N/A

 Address of Principal Executive Office (Street and Number)

4400 Route 9 South, Suite 1000 Freehold, NJ  07728

(City, State and Zip Code)

814-00717	910203 10 8
Commission File Number	CUSIP Number

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
[X]	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12(b)-25(c) has been attached if applicable

PART III - Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

 The process of compiling and disseminating the information required to be included in the Form 10-K for the year ended December 31, 2011, as well as the completion of the required audit of the Company’s financial information, could not be completed without incurring undue hardship and expense.  The registrant will file the annual report on or before April 16, 2012.

Part IV - Other Information

 (1)  Name and telephone number of person to contact in regard to this notification:

W. Raymond Felton c/o Greenbaum Rowe Smith & Davis LLP	(732) 476-2670
(Name)	(Area Code) (Telephone No.)

 (2)           Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

 [x] Yes   [ ] No

 (3)           Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

 [ ] Yes   [X] No

 If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     United Health Products, Inc.

(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 2, 2012	By:	/s/ Jan E. Chason
Name: Jan E. Chason
Title: Chief Financial Officer

INSTRUCTION:  The form may be signed by an executive officer or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the Registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the Registrant shall be filed with the form.